Stock appreciation rights (SARs) - Changes in the SARs (Details) - Stock Appreciation Rights (SARs) [Member]	9 Months Ended
Sep. 30, 2019 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,984,983
SARs granted during the nine months | shares	560,000
Balance, No. of Units (Ending) | shares	2,544,983
Balance, Weighted average exercise price | $ / shares	$ 7.72
SARs granted during the nine months | $ / shares	1.12
Balance, Weighted average exercise price | $ / shares	$ 7.15